Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2018 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Cash equivalents
Money market fund	7,295	—	—	7,295	1,061
Short-term investments
Term deposits	—	1,732,110	—	1,732,110	251,925
Money market fund	—	24,394	—	24,394	3,548
Adjustable-rate financial products	—	8,092,984	—	8,092,984	1,177,076
Restricted cash, non-current	—	5,000	—	5,000	727
Other non-current assets
Warrant	—	—	36,375	36,375	5,291

	7,295	9,854,488	36,375	9,898,158	1,439,628

	Fair Value Measurement at December 31, 2017 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	—	694,500	—	694,500
Money market fund	34,105	—	—	34,105
Short-term investments
Term deposits	—	842,912	—	842,912
Money market fund	—	10,042		10,042
Adjustable-rate financial products	—	6,389,682	—	6,389,682

	34,105	7,937,136	—	7,971,241